South Asia Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS


Common Stocks -- 83.6%

Bangladesh -- 0.2%

                                           Shares            Value
--------------------------------------------------------------------------

Textiles -- 0.2%
--------------------------------------------------------------------------
Apex Spinning & Knitting Mills(1)          48,000            $   106,392
Garment manufacturer.
--------------------------------------------------------------------------
                                                             $   106,392
--------------------------------------------------------------------------
Total Bangladesh
    (identified cost $311,535)                               $   106,392
--------------------------------------------------------------------------
India -- 83.4%

Agricultural Equipment -- 4.9%
--------------------------------------------------------------------------
Punjab Tractors Ltd.(2)                   138,900            $ 2,595,284
The only fully indigenously designed
tractor manufacturer in the country.
--------------------------------------------------------------------------
                                                             $ 2,595,284
--------------------------------------------------------------------------

Auto and Parts -- 2.2%
--------------------------------------------------------------------------
Bajaj Auto Ltd.(2)                          2,600            $    31,892
Leading manufacturer of
two-wheelers & three-wheelers.
IFB Industries Ltd.(1)(2)                      50                      7
Manufacturer of high precision
engineering tools and domestic
appliances.
Motor Industries                            9,150                782,040
A subsidiary of Robert Bosch of
Germany with
a presence in the auto
components industry,
with products such as spark
plugs & fuel
injection pumps.
Munjal Showa Ltd.(2)                      103,000                332,063
Manufactures automotive
components for two wheelers and
passenger cars.
--------------------------------------------------------------------------
                                                             $ 1,146,002
--------------------------------------------------------------------------

Banks and Money Services -- 0.0%
--------------------------------------------------------------------------
Industrial Credit and Investment              250            $       277
Corp.(2)
One of India's largest
development finance
institutions, with assets over
$7.39 billion, involved in
project financing &
investment banking.
Kotak Mahindra Finance Ltd.(2)                700                    318
Bill discounting & consumer
financing.
Oriental Bank of Commerce(2)                  100                     88
Public sector retail bank.
State Bank of India                           200                    739
The largest public sector
commercial bank
in India, with over 8000
branches.  Engaged
in retail banking & a range of
non-fund
based activities.
--------------------------------------------------------------------------
                                                             $     1,422
--------------------------------------------------------------------------

Beverages -- 0.0%
--------------------------------------------------------------------------
Tata Tea Ltd.(2)                              100            $       840
Integrated tea company with substantial
presence in plantation as well as direct
marketing of branded tea.
--------------------------------------------------------------------------
                                                             $       840
--------------------------------------------------------------------------

Broadcasting and Cable -- 3.7%
--------------------------------------------------------------------------
Zee Telefilms Ltd.(1)(2)                  128,200            $ 1,930,768
The marketing and programming division
of the Zee Group, the largest and most
profitable satellite channel operator
in India.
--------------------------------------------------------------------------
                                                             $ 1,930,768
--------------------------------------------------------------------------

Building Materials -- 1.6%
--------------------------------------------------------------------------
Associated Cement Cos. Ltd.                    40            $       972
India's largest & one of the
world's largest cement
manufacturing companies; total
capacity of 9.96 million tons.
Gujarat Ambuja Cements GDR(1)             130,000                858,000
The largest cement manufacturer
in the states of Punjab and
Gujarat.
--------------------------------------------------------------------------
                                                             $   858,972
--------------------------------------------------------------------------

Cable - Telecommunications -- 0.0%
--------------------------------------------------------------------------
Usha Beltron Ltd. GDR                         290            $       297
A medium-sized manufacturer of jelly
filled telecom cables.
--------------------------------------------------------------------------
                                                             $       297
--------------------------------------------------------------------------

Chemicals -- 9.1%
--------------------------------------------------------------------------
Castrol India(2)                           96,400            $ 1,720,659
The largest private sector
company in the Indian lubricant
industry.
Hoechst Schering Agrevo Ltd.(1)           257,400              3,046,763
A major company in the
agrochemical & pesticide
business.
Reliance Industries Ltd.(2)                 1,281                  3,611
Integrated petrochemical
company with world size
capacities and major presence
in polyesters and polymers.
Tata Chemicals(2)                           1,449                  3,454
A diversified company with a
major presence in soda ash,
caustic soda & fertilizers.
--------------------------------------------------------------------------
                                                             $ 4,774,487
--------------------------------------------------------------------------

                        See notes to financial statements

South Asia Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D




                                          Shares             Value
--------------------------------------------------------------------------

Chemicals - Specialty -- 2.7%
--------------------------------------------------------------------------
ICI India Ltd.                            319,850            $ 1,443,634
A 51% subsidiary of ICI PLC, UK, having
major presence in paints, explosives and
specialty chemicals.
--------------------------------------------------------------------------
                                                             $ 1,443,634
--------------------------------------------------------------------------

Computer Software -- 12.9%
--------------------------------------------------------------------------
Infosys Technologies Ltd.                  40,700            $ 2,833,532
One of India's leading
companies in the computer
software sector.  Provides
specialized software for
banking & retail distribution
sector - major clients include
Reebok and Levi Straus.
NIIT Ltd.(2)                               65,000              2,483,675
India's leading information
technology
education company and the third
largest
exporter of software.
Tata Infotech Ltd.(2)                      44,600              1,474,597
One of the largest information
technology service & solution
providers in India with
interest in software
development, distribution,
networking, maintenance,
support and training.
--------------------------------------------------------------------------
                                                             $ 6,791,804
--------------------------------------------------------------------------

Conglomerates -- 0.0%
--------------------------------------------------------------------------
Indian Rayon & Industries Ltd.(2)             153            $       405
Diversified company with
interests in cement, textiles,
rayon and carbon black.
--------------------------------------------------------------------------
                                                             $       405
--------------------------------------------------------------------------

Consumer Products -- 6.3%
--------------------------------------------------------------------------
ITC Ltd.                                  187,053            $ 3,301,324
Manufacturer of
cigarettes/tobacco with market
leadership in all cigarette
segments.
Ponds (India) Ltd.(2)                         200                  5,860
51% subsidiary of Unilever PLC,
UK (to be merged with another
giant Unilever company in India
- Hindustand Lever) has
presence in personal care
products.
--------------------------------------------------------------------------
                                                             $ 3,307,184
--------------------------------------------------------------------------

Containers and Packaging -- 0.7%
--------------------------------------------------------------------------
Container Corp. of India Ltd.(2)           65,000            $   365,878
Transports containerized cargo
by rail and provides ancillary
services.
--------------------------------------------------------------------------
                                                             $   365,878
--------------------------------------------------------------------------

Diversified Industry -- 0.0%
--------------------------------------------------------------------------
Enkay Texofood Industries Ltd.(2)             786            $       477
Has business interests in the
manufacturing of synthetic
yarns & the export of processed
foods.
Larsen & Toubro Ltd.(2)                       400                  1,511
India's largest company in the
engineering & construction
sector.
Thiru Arooran Sugars                          100                    108
A manufacturer of sugar &
industrial alcohol.  Has also
made foray into cogeneration of
power through bagasse.
--------------------------------------------------------------------------
                                                             $     2,096
--------------------------------------------------------------------------

Drugs -- 3.9%
--------------------------------------------------------------------------
Wyeth Lederle Ltd.(2)                     141,000            $ 2,041,423
A subsidiary of American Home Products.
--------------------------------------------------------------------------
                                                             $ 2,041,423
--------------------------------------------------------------------------

Drugs and Agrochemicals -- 4.6%
--------------------------------------------------------------------------
Novartis India Ltd.(2)                    126,000            $ 2,409,848
A prominent player in both the
pharmaceutical and agrochemical industries.
--------------------------------------------------------------------------
                                                             $ 2,409,848
--------------------------------------------------------------------------

Electric Utilities -- 0.0%
--------------------------------------------------------------------------
BSES Ltd.(2)                                  200            $       665
A monopoly distributor of power in suburbs
of Bombay.
--------------------------------------------------------------------------
                                                             $       665
--------------------------------------------------------------------------

Electrical Equipment -- 1.9%
--------------------------------------------------------------------------
Asea Brown Boveri (India) Ltd.(2)             610            $     7,253
Indian subsidiary of
Swedish-Swiss multinational ABB
& one of the largest
manufacturers of electrical
power equipment.
Bharat Heavy Electricals(1)(2)            160,000                988,728
India's premier engineering
goods company
with major presence in
industrial and
power equipment.
--------------------------------------------------------------------------
                                                             $   995,981
--------------------------------------------------------------------------

Fast Moving Consumer Goods -- 1.7%
--------------------------------------------------------------------------
Smithkline Beecham Consumer Healthcare     70,000            $   865,631
Ltd.(1)(2)
An associate company of Smithkline
Beecham Plc, UK.
--------------------------------------------------------------------------
                                                             $   865,631
--------------------------------------------------------------------------


                        See notes to financial statements

South Asia Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


                                          Shares             Value
--------------------------------------------------------------------------

Household Products-- 15.6%
--------------------------------------------------------------------------
Hindustan Lever Ltd.(2)                   210,250            $ 8,230,400
A diversified multinational of
the Unilever group and a market
leader in soap & detergents,
personal care & food processing
industries.
Reckitt and Colman of India Ltd.(2)           308                  2,720
Manufacturer of household
products such as mosquito
repellent, surface cleaning
agents and antiseptic lotions.
--------------------------------------------------------------------------
                                                             $ 8,233,120
--------------------------------------------------------------------------

Industrial Equipment -- 0.0%
--------------------------------------------------------------------------
Thermax Ltd.(2)                             1,800            $     6,057
Diversified company with three major
divisions - energy, environment &
chemicals, manufacturing industrial
boilers, process heat equipment & chillers,
and pollution control equipment.
--------------------------------------------------------------------------
                                                             $     6,057
--------------------------------------------------------------------------

Lodging and Gaming -- 0.0%
--------------------------------------------------------------------------
Hotel Leela Venture Ltd.(2)                   750            $       687
Operates business hotels & a beach resort
 in Bombay & Goa, respectively.
--------------------------------------------------------------------------
                                                             $       687
--------------------------------------------------------------------------

Machinery -- 2.4%
--------------------------------------------------------------------------
Ingersoll Rand of India                    61,400            $   627,437
Manufacturer of compressors,
process pumps and mining
equipment.
Otis Elevator Co. (India) Ltd.             90,000                637,487
Manufacturer of elevators and
escalators with dominant market
share.
--------------------------------------------------------------------------
                                                             $ 1,264,924
--------------------------------------------------------------------------

Medical Products -- 1.8%
--------------------------------------------------------------------------
Hoechst Marion Roussel Ltd.               100,000            $   966,584
The fourth largest company in
the Indian pharmaceutical
industry with major presence in
therapeutical segments of
analgesic, antihistemic,
cardiovascular drugs.  Also
manufactures animal health care.
Ranbaxy Laboratories Ltd.(2)                  514                  3,242
Presence in anti-bacterial and
antibiotics segments, and a
major exporter of bulk drugs
and formulations.
--------------------------------------------------------------------------
                                                             $   969,826
--------------------------------------------------------------------------

Metals - Industrial-- 0.0%
--------------------------------------------------------------------------
Bellary Steels & Alloys(2)                    200            $        32
An integrated private sector
steel company
with capacity slated to
increase from 0.5 to
2 million tons.
Tata Iron & Steel Co. Ltd.(2)                 203                    561
The largest private sector
integrated steel manufacturer
in the country, with a total
capacity of 2.7 million tons.
--------------------------------------------------------------------------
                                                             $       593
--------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.9%
--------------------------------------------------------------------------
Hi-tech Drilling Services India           285,000            $   488,916
Ltd.(2)
A company engaged in offshore oil drilling.
--------------------------------------------------------------------------
                                                             $   488,916
--------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 0.0%
--------------------------------------------------------------------------
Hindustan Petroleum Corp.(2)                1,100            $     6,086
Petroleum company with the second
largest 10.25 MMT refining capacity in the
country with strong marketing network.
--------------------------------------------------------------------------
                                                             $     6,086
--------------------------------------------------------------------------

Packaging -- 0.0%
--------------------------------------------------------------------------
Flex Industries (wts)(1)(3)                 4,274            $         0
Leading integrated company in the
packaging industry.
--------------------------------------------------------------------------
                                                             $         0
--------------------------------------------------------------------------

Paper and Forest Products -- 0.0%
--------------------------------------------------------------------------
Tamil Nadu Newsprint and Paper(1)             100            $        45
The world's largest begasse based
paper manufacturer in the public sector.
--------------------------------------------------------------------------
                                                             $        45
--------------------------------------------------------------------------

Telecommunications -- 6.5%
--------------------------------------------------------------------------
Mahanger Telephone Nigam Ltd.(2)          201,100            $   866,961
Government owned monopoly
provider of fixed wire
telephone services in India's
major cities of Bombay & Delhi.
Videsh Sanchar Nigam Ltd., GDR            210,000              2,572,500
India's monopoly international
telephone service provider
--------------------------------------------------------------------------
                                                             $ 3,439,461
--------------------------------------------------------------------------

                        See notes to financial statements

South Asia Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


                                          Shares             Value
--------------------------------------------------------------------------

Transportation -- 0.0%
--------------------------------------------------------------------------
Great Eastern Shipping(2)                   1,310            $       711
Diversified company with
interests in shipping and
property development.
--------------------------------------------------------------------------
                                                             $       711
--------------------------------------------------------------------------

Total India
    (identified cost $34,733,744)                            $43,943,047
--------------------------------------------------------------------------

Pakistan -- 0.0%

Electric Utilities -- 0.0%
--------------------------------------------------------------------------
Karachi Electric Supply Co./(1)/               50            $         9
Electric distributor for Karachi.
--------------------------------------------------------------------------
                                                             $         9
--------------------------------------------------------------------------

Insurance -- 0.0%
--------------------------------------------------------------------------
Adamjee Insurance Co.                           1            $         0
Leading supplier of general insurance
in Pakistan.
--------------------------------------------------------------------------
                                                             $         0
--------------------------------------------------------------------------

Medical Products -- 0.0%
--------------------------------------------------------------------------
Searle Pakistan/(1)/                       23,711            $     7,864
Major player in the pharmaceutical
industry.
--------------------------------------------------------------------------
                                                             $     7,864
--------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.0%
--------------------------------------------------------------------------
Pakistan State Oil Co. Ltd.                     1            $         0
Principal distributor of fuel,
oil and petroleum.
--------------------------------------------------------------------------
                                                             $         0
--------------------------------------------------------------------------
Total Pakistan
    (identified cost $51,189)                                $     7,873
--------------------------------------------------------------------------
Sri Lanka -- 0.0%

Banks and Money Services -- 0.0%
--------------------------------------------------------------------------
Development Finance Corp.                       2            $         4
One of Sri Lanka's largest development
financial institutions involved in
project financing & investment banking.
--------------------------------------------------------------------------
                                                             $         4
--------------------------------------------------------------------------

Conglomerates -- 0.0%
--------------------------------------------------------------------------
Hayleys Ltd.                                    1            $         2
Has interest in diversified
business of shipping,
agriculture, textiles & hotels.
--------------------------------------------------------------------------
                                                             $         2
--------------------------------------------------------------------------

Total Sri Lanka
    (identified cost $11)                                    $         6
--------------------------------------------------------------------------

Total Common Stocks
    (identified cost $35,096,479)                            $44,057,318
--------------------------------------------------------------------------

Bonds -- 0.0%

                                         Principal
                                         Amount
                                         (000's omitted)     Value
--------------------------------------------------------------------------
Flex Industries, 13.50%, 12/31/99        $    812            $    13,678
--------------------------------------------------------------------------

Total Bonds
    (identified cost $26,133)                                $    13,678
--------------------------------------------------------------------------
Total Investments -- 83.6%
    (identified cost $35,122,612)                            $44,070,996
--------------------------------------------------------------------------

Other Assets, Less Liabilities -- 16.4%                      $ 8,662,753
--------------------------------------------------------------------------


Net Assets -- 100%                                           $52,733,749
--------------------------------------------------------------------------

Company descriptions are unaudited.
GDR -- Global Depositary Receipt
(1) Non-income producing security.
(2) The above securities held by the Portfolio on December 31, 1998 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At December 31, 1998, the aggregate value of these securities amounted to $2,496,175 representing 4.7% of the Portfolio's net assets (Note 5).
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.



                        See notes to financial statements

South Asia Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Top Ten Holdings


                                                   Percentage
                             Industry              of Net
Company                      Sector                Assets          Value
-------------------------------------------------------------------------------
Hindustan Lever Ltd.         Household Products      15.6%         $8,230,400
ITC Ltd.                     Consumer Products        6.3           3,301,324
Hoechst Schering Agrevo      Chemicals                5.8           3,046,763
Ltd.
Infosys Technologies         Computer Software        5.4           2,833,532
Ltd.
Punjab Tractors Ltd.         Agricultural             4.9           2,595,284
                             Equipment
Videsh Sanchar Nigam         Telecommunications       4.9           2,572,500
Ltd., GDR
NIIT Ltd.                    Computer Software        4.7           2,483,675
Novartis India Ltd.          Drugs and                4.6           2,409,848
                             Agrochemicals
Wyeth Lederle Ltd.           Drugs                    3.9           2,041,423
Zee Telefilms Ltd.           Broadcasting and         3.7           1,930,768
                             Cable


Industry concentration -- Below are the top ten industry sectors represented in the Portfolio of Investments (Unaudited)


                                   Percentage
                                   of Net
Industry Sector                    Assets              Value
----------------------------------------------------------------------
Household Products                   15.6%             $8,233,120
Computer Software                    12.9               6,791,804
Chemicals                             9.1               4,774,487
Telecommunications                    6.5               3,439,461
Consumer Products                     6.3               3,307,184
Agricultural Equipment                4.9               2,595,284
Drugs and Agrochemicals               4.6               2,409,848
Drugs                                 3.9               2,041,423
Broadcasting and Cable                3.7               1,930,768
Chemicals - Specialty                 2.7               1,443,634




                        See notes to financial statements
                                      18

South Asia Portfolio as of December 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value
    (identified cost, $35,122,612)                          $ 44,070,996
Cash                                                           1,116,958
Foreign currency, at value
    (identified cost, $4,503,716)                              4,518,556
Receivable for investments sold                                3,958,289
Dividends and interest receivable                                 35,923
Miscellaneous receivable                                              82
Deferred organization expenses                                     5,445
--------------------------------------------------------------------------------
Total assets                                                $ 53,706,249
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                           $    766,548
Payable to affiliate for Trustees' fees                              595
Other accrued expenses                                           205,357
--------------------------------------------------------------------------------
Total liabilities                                           $    972,500
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                               $ 52,733,749
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals     $ 43,767,001
Net unrealized appreciation (computed on the basis
    of identified cost)                                        8,966,748
--------------------------------------------------------------------------------
Total                                                       $ 52,733,749
--------------------------------------------------------------------------------

Statement of Operations


For the Year Ended
December 31, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $14,113)                   $  1,141,134
--------------------------------------------------------------------------------
Total investment income                                     $  1,141,134
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                      $    500,819
Administration fee                                               166,923
Trustees fees and expenses                                         8,092
Custodian fee                                                    471,465
Legal and accounting services                                    119,475
Amortization of organization expenses                             17,403
Miscellaneous                                                     30,153
--------------------------------------------------------------------------------
Total expenses                                              $  1,314,330
--------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                              $     69,404
--------------------------------------------------------------------------------
Total expense reductions                                    $     69,404
--------------------------------------------------------------------------------

Net expenses                                                $  1,244,926
--------------------------------------------------------------------------------

Net investment loss                                         $   (103,792)
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $(12,407,781)
    Foreign currency transactions                               (320,318)
--------------------------------------------------------------------------------
Net realized loss                                           $(12,728,099)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
    Investments (identified cost basis)                     $  7,694,076
    Foreign currency                                              32,383
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)        $  7,726,459
--------------------------------------------------------------------------------

Net realized and unrealized loss                            $ (5,001,640)
--------------------------------------------------------------------------------

Net decrease in net assets from operations                  $ (5,105,432)
--------------------------------------------------------------------------------


                       See notes to financial statements

South Asia Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)              Year Ended             Year Ended
in Net Assets                    December 31, 1998      December 31, 1997
--------------------------------------------------------------------------------
From operations--
    Net investment loss               $   (103,792)         $    (222,946)
    Net realized loss                  (12,728,099)            (6,059,884)
    Net change in unrealized
        appreciation (depreciation)      7,726,459             15,208,670
--------------------------------------------------------------------------------
Net increase (decrease) in net
    assets from operations            $ (5,105,432)         $   8,925,840
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                     $  5,420,705          $  42,091,228
    Withdrawals                        (31,756,273)           (70,765,712)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions         $(26,335,568)         $ (28,674,484)
--------------------------------------------------------------------------------


Net decrease in net assets            $(31,441,000)         $ (19,748,644)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                  $ 84,174,749          $ 103,923,393
--------------------------------------------------------------------------------
At end of year                        $ 52,733,749          $  84,174,749
--------------------------------------------------------------------------------

Statement of Cash Flows

                                                        Year Ended
Increase (Decrease) in Cash                             December 31, 1998
--------------------------------------------------------------------------------
Cash Flows From (For) Operating Activities --
    Purchase of investments                                  $(36,453,134)
    Proceeds from sale of investments                          61,268,392
    Dividends, interest and tax reclaims received               1,246,139
    Operating expenses paid                                    (1,258,928)
    Foreign currency transactions                                 878,212
--------------------------------------------------------------------------------
Net cash from operating activities                           $ 25,680,681
--------------------------------------------------------------------------------
Cash Flows From (For) Financing Activities --
    Proceeds from capital contributions                      $  5,420,705
    Payments for capital withdrawals                          (31,756,273)

--------------------------------------------------------------------------------
Net cash used for financing activities                       $(26,335,568)
--------------------------------------------------------------------------------

Net decrease in cash                                         $   (654,887)
--------------------------------------------------------------------------------

Cash at Beginning of Year                                    $  1,771,845
--------------------------------------------------------------------------------

Cash at End of Year                                          $  1,116,958
--------------------------------------------------------------------------------

Reconciliation of Net Decrease in Net Assets From
Operations to Net Cash From Operating Activities
--------------------------------------------------------------------------------
Net decrease in net assets from operations                   $ (5,105,432)
Increase in receivable for investments sold                    (2,137,169)
Decrease in foreign currency                                    1,166,147
Decrease in dividends, interest and other receivables             105,005
Decrease in deferred organizational expense                        17,403
Increase in payable for investments purchased                     765,546
Decrease in payable to affiliate                                     (718)
Decrease in accrued expenses and other liabilities                (30,686)
Net decrease in investments                                    30,900,585
--------------------------------------------------------------------------------
Net cash from operating activities                           $ 25,680,681
--------------------------------------------------------------------------------


                        See notes to financial statements

South Asia Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                            Year Ended December 31,
                                                      ---------------------------------------------------------------------
                                                        1998           1997          1996           1995          1994(1)
---------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------
Expenses (2)                                             1.97%          1.61%         1.51%          1.76%        1.16%(3)
Expenses after custodian fee reduction (2)               1.87%          1.58%         1.28%          1.35%         --
Net investment income (loss)                            (0.16)%        (0.20)%       (0.11)%        (0.18)%       0.01%(3)
Portfolio Turnover                                         60%            48%           46%            38%           1%
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, May 2, 1994, to December 31, 1994.
(2) The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the prior period has not been adjusted to reflect this change.
(3) Annualized.


                       See notes to financial statements

South Asia Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  South Asia Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Federal Taxes -- The Portfolio is treated as a partnership for U.S. Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements, (under the U.S. Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on a straight-line basis over five years.

  D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

  E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

  F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

South Asia Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D



  G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

  H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1998, the adviser fee was 0.75% of average daily net assets and amounted to $500,819. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1998, the administration fee was 0.25% of average net assets and amounted to $166,923. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or trustees of the above organizations.


3 Investment Transactions
  ------------------------------------------------------------------------------
  For the year ended December 31, 1998, purchases and sales of investments, other than short-term obligations, aggregated $37,218,680 and $63,405,561 respectively.


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1998, as computed on a federal income tax basis, are as follows:


  Aggregate cost                                            $35,122,612
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                             $11,067,741

  Gross unrealized depreciation                              (2,119,357)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                               $ 8,948,384
  ------------------------------------------------------------------------------


5 Risks Associated with Foreign Investments
  ------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable

South Asia Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D



  U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

  Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.


6 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1998.

South Asia Portfolio as of December 31, 1998

INDEPENDENT AUDITORS' REPORT



To the Trustees and Investors
of South Asia Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of South Asia Portfolio as of December 31, 1998, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years then ended and the supplementary data for each of the years in the four-year period then ended and the period from the start of business, May 2, 1994, to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based upon our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of South Asia Portfolio at December 31, 1998, and the results of its operations, its cash flows, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                       DELOITTE & TOUCHE LLP
                                       Boston, Massachusetts
                                       February 12, 1999

South Asia Portfolio as of December 31, 1998

INVESTMENT MANAGEMENT

South Asia Portfolio


Officers
Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President,
Assistant Secretary and
Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees
Hon. Edward K.Y. Chen
Professor and Director, Center for Asian Studies, University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation